Note 13 - Voyage and Vessel Operating Expenses (Tables)	12 Months Ended
Dec. 31, 2018
Notes Tables
Schedule of Voyage Vessel Operating Expenses and Commissions [Table Text Block]
	Year ended December 31,
	2016	2017	2018
Voyage expenses
Port charges and canal dues	34,850	578,468	260,139
Bunkers	47,777	1,817,850	150,537
Total	82,627	2,396,318	410,676

Vessel operating expenses
Crew wages and related costs	2,621,166	4,616,900	5,532,463
Insurance	399,371	609,354	682,991
Repairs and maintenance	109,399	181,174	407,324
Lubricants	421,406	379,853	520,452
Spares and consumable stores	480,209	706,855	1,404,080
Professional and legal fees	97,584	186,306	257,250
Other	179,283	211,946	378,592
Total	4,308,418	6,892,388	9,183,152